Accrued Liabilities - Schedule of Accrued Liabilities (Details) - Grafiti Holding Inc [Member] - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Accrued Liabilities - Schedule of Accrued Liabilities (Details) [Line Items]
Accrued compensation and benefits	$ 17,326	$ 19,780	$ 20,112	$ 19,155
Accrued bonus and commissions	3,921	3,708	3,345	3,633
Accrued professional fees	18,390	17,393	31,585
Accrued sales and other indirect taxes payable	11,170	15,739	17,026	14,970
Total	$ 104,513	59,921
Previously Reported [Member]
Accrued Liabilities - Schedule of Accrued Liabilities (Details) [Line Items]
Total		$ 56,620	$ 72,068	$ 37,758